Annual Total Returns [BarChart] - Western Asset Core Bond Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	7.38%
Annual Return 2012	7.15%
Annual Return 2013	(1.86%)
Annual Return 2014	7.38%
Annual Return 2015	1.21%
Annual Return 2016	4.12%
Annual Return 2017	5.21%
Annual Return 2018	(0.63%)
Annual Return 2019	10.44%
Annual Return 2020	9.12%